Loan Payable	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
LOAN PAYABLE

NOTE 11 – LOAN PAYABLE

On April 22, 2020, the company entered into a loan of $41,250 pursuant to the Paycheck Protection Program of the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) as administered by the U.S. Small Business Administration (the "SBA"). The loan proceeds will be used to cover payroll costs, rent, interest, and utilities. The loan may be partially or fully forgiven if the Company keeps its employee counts and employee wages stable. The interest rate is 1.0% and has a maturity date of 2 years.